SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (Termination of defined benefit plan, USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2013
Termination of defined benefit plan
Loss Contingencies
Accrued contingent liability	$ 0	$ 1.6